CONDENSED FINANCIAL STATEMENTS OF PARENT ONLY - Parent Only Income Statement (Details 1) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Total income	$ 26				$ 42					$ 313	$ 100
Applicable income tax provision	778	$ 975	$ 741	$ 843	678	$ 4,498	$ 1,434	$ 639	$ 847	3,237	7,418
Net income	$ 2,218	$ 2,835	$ 2,078	$ 2,390	$ 2,022	$ 1,741	$ 2,771	$ 1,601	$ 1,802	9,325	7,915
PROVIDENT BANCORP, INC.
Condensed Income Statements, Captions [Line Items]
Total income										140	120
Operating expenses										90	88
Income before income taxes and equity in undistributed net income of The Provident Bank										50	32
Applicable income tax provision										14	13
Income before equity in income of subsidiaries										36	19
Equity in undistributed net income of The Provident Bank										9,289	7,896
Net income										$ 9,325	$ 7,915